Note 6 Estimate of GDP, unemployment rate and HPI for the main geographies (Details) - Estimate scenario [Member]	Jun. 30, 2025
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.48%
Unemployment	10.48%
HPI	5.16%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.65%
Unemployment	10.23%
HPI	3.28%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.85%
Unemployment	9.90%
HPI	2.33%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.80%
Unemployment	9.60%
HPI	1.62%
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.80%
Unemployment	9.30%
HPI	1.41%
SPAIN | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	1.85%
Unemployment	9.00%
HPI	1.31%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	(0.45%)
Unemployment	3.02%
HPI	4.17%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.24%
Unemployment	3.49%
HPI	4.25%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.74%
Unemployment	3.32%
HPI	4.37%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.87%
Unemployment	3.25%
HPI	4.45%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.89%
Unemployment	3.20%
HPI	4.33%
MEXICO | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	1.91%
Unemployment	3.13%
HPI	4.34%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.49%
Unemployment	9.18%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.01%
Unemployment	9.95%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.17%
Unemployment	10.28%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	4.20%
Unemployment	10.48%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.96%
Unemployment	10.50%
TURKEY | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	4.04%
Unemployment	10.50%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.12%
Unemployment	6.19%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.66%
Unemployment	6.26%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.60%
Unemployment	6.20%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.56%
Unemployment	6.16%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	2.32%
Unemployment	6.12%
PERU | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	2.29%
Unemployment	6.07%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	5.47%
Unemployment	5.98%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.96%
Unemployment	5.70%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.99%
Unemployment	5.40%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.46%
Unemployment	5.03%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	2.51%
Unemployment	4.70%
ARGENTINA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	2.49%
Unemployment	4.43%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.25%
Unemployment	9.06%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.74%
Unemployment	9.23%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.93%
Unemployment	9.14%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.05%
Unemployment	9.16%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.08%
Unemployment	9.32%
COLOMBIA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.17%
Unemployment	9.42%